18. Transactions with Related Parties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Balance, beginning of year	$ 8,593,273	$ 7,529,947
Retirement/Resignation of Director	(1,824,495)	0
Repayment	(14,563,935)	(22,739,837)
Balance, end of year	14,017,551	8,593,273
New Principal Officers/Directors
Loans	7,225,328	1,039,792
Existing Officers/Directors
Loans	$ 14,587,380	$ 22,763,371